Note 6 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
	2018	2017	2016
Cost:
Opening balance as at January 1,	2,388,399	1,388,399	1,388,399
Additions	135,985	1,000,000	-
Closing balance as at December 31,	2,524,384	2,388,399	1,388,399

Accumulated amortization:
Opening balance as at January 1,	673,207	493,815	356,289
Amortization	193,472	179,392	137,526
Closing balance as at December 31,	866,679	673,207	493,815

Net book value as at December 31,	1,657,705	1,715,192	894,584